ACCRUED EXPENSES (Schedule of Other Account Payable and Accrued Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other account payable and accrued expenses:
Employees and payroll accruals	$ 2,714	$ 3,332
Accrued expenses	716	937
Authorities	415	810
Advances from customers	1,263	513
Warranty provision	250	235
Accrued royalties and rebate sales commissions	1,200	1,517
Other	133	49
Total other account payable and accrued expenses	$ 6,691	$ 7,393	[1]

[1]	Reclassified due to discontinued operation.